Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation and use of estimates
Basis of presentation and use of estimates
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.
Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, useful lives of property, plant and equipment and intangible assets, impairment assessment of long-lived assets and goodwill, valuation of share-based compensation and payments, purchase price allocation for business acquisition and valuation of ordinary shares, convertible notes, derivative liabilities and warrants. Actual results may differ materially from those estimates.

Principles of consolidation
Principles of consolidation
The accompanying consolidated financial statements include the financial information of the Group. All intercompany balances and transactions have been eliminated.
The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.
The Group had recurring losses in the past three years and had working capital deficit as of December 31, 2020. Prior to the consideration of the management’s plans articulated below, these factors may raise substantial doubt about the Group’s ability to continue as a going concern for the foreseeable future.
The Group obtained proceeds from financing activities in an aggregate amount of
US
D
89,000
from the issuance of convertible notes in February and March 2021 (Note 26) and, is n
e
gotia
t
ing for additional funds from further financing sources. In addition, the Group also secured credit facility in an amount of

RMB
200,000
from a third party in April 2021 (Note 26) which can be drawn down when necessary. Therefore, as of the date issuance of these financial statements, management is of the opinion that the Group will be able to satisfy its liabilities as they become due in the next twelve months, and accordingly, these consolidated financial statements are prepared on a going concern basis.

Business combinations
Business combinations
Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling
interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Fair value
Fair value
Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments
Financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, other receivables, loan receivables, other payables, amounts due to related parties, bank borrowings, loans payable to third parties, promissory notes and derivative liabilities.
The carrying amounts of cash and cash equivalents, restricted cash, other receivables, loan receivables, other payables, amounts due to related parties and bank borrowings approximate their fair values due to short-term maturities. The carrying amount of loans payable to third parties approximates fair value as its interest rates are at the same level of current market yield for comparable debts.

Convenience translation
Convenience translation
The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in equity and cash flows from RMB into USD as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Restricted cash
Restricted cash
Restricted cash represents cash deposits in restricted bank accounts, required by local regulations for operating schools or pledged as collateral for bank borrowings. The deposits in restricted bank accounts cannot be withdrawn until these schools are closed or bank borrowings are fully repaid. Restricted cash is classified as either current or non-current
based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories	Inventories Inventories, mainly consisting of textbooks, are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method.
Loan receivables
Loan receivables
Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. No valuation allowance has been recorded for the years ended December 31, 2018, 2019 and 2020 based on the result of the assessment.

Property, plant and equipment, net
Property, plant and equipment, net
Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	37 years
Electronic equipment	3 years
Motor vehicles	5 years
Furniture and education equipment	5 years
Leasehold improvement	Shorter of lease term or estimated economic life
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows.
Goodwill is not subject to amortization, but is tested for impairment on an annual basis at the end of the fourth quarter or whenever events or changes in circumstances indicate the carrying value of the reporting unit may be in excess of its fair value. As part of the annual goodwill impairment test, the Group first performs a qualitative assessment to determine whether further impairment testing is necessary. If the qualitative assessment above indicates that it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying value, a quantitative impairment test shall be used to compare the fair value to the carrying value. An impairment charge is recorded if the carrying value exceeds the fair value. There was no impairment of goodwill recorded for the years ended December 31, 2018, 2019 and 2020, respectively.

Acquired intangible assets other than goodwill consist of student base, definite trademark, relationship with partnership school and franchise agreements, which are carried at cost, less accumulated amortization and impairment. The amortization periods are as follows:

Category	Amortization periods
Student base	2.2 - 7 years
Trademark	5.4 years & Indefinite
Relationship with partnership school	6.4 years
Franchise agreement	3.4 years
The Group has determined that certain trademarks do not have determinable useful lives. Consequently, the carrying amounts of the trademarks are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Such impairment test consists of a comparison of the fair values of the trademarks with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trademarks exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

Impairment of long-lived assets
Impairment of long-lived assets
The Group’s long-lived assets consist primarily of intangible assets with definite lives, property, plant and equipment and operating lease right-of-use assets. The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2018, 2019 and 2020.

Revenue recognition and Deferred revenue
Revenue recognition
On January 1, 2018, the Group adopted ASU
No. 2014-09,
Revenue from Contracts with Customers (Topic 606) applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group recorded a net reduction to opening accumulated deficit of RMB48,316 as of January 1, 2018 due to the cumulative impact of adopting Topic 606.
Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services.
The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services:
K-12 tutoring services - group class	817,843	1,103,607	1,153,658
K-12 tutoring services - personalized	364,554	553,654	580,533
K-12 tutoring services - full-time	—	286,593	472,082
Study-abroad test preparation services	860,687	941,537	553,647
Study-abroad consulting services	185,033	218,567	143,995

Total net revenues	2,228,117	3,103,958	2,903,915

The following is a description of principal activities from which the Group generates revenue and related revenue recognition policies.

(i)	K-12 tutoring services
The Group offers various types of after-school tutoring services to help students improve their academic performance and qualify for their desired schools and universities. The after-school tutoring services primarily consist of group class courses, personalized tutoring courses and full-time tutoring courses. The
K-12
tutoring services are accounted for as a single performance obligation. Tuition fees are generally collected in advance and are initially recorded as deferred revenue. Deferred revenue is recognized proportionately as the tutoring sessions are delivered. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For some
K-12
courses, the Group also offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered classes. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

(ii)	Study abroad tutoring services

•	Study-abroad test preparation services
The Group offers study abroad test preparation services to help students prepare for admission tests for high schools, universities and graduate programs in other countries. Tutoring fees are collected in advance and are initially recorded as deferred revenue which is recognized proportionately as the tutoring sessions are delivered. Students are entitled to certain trial class of the purchased course and course fee is fully refundable if a student decides within the trial period not to take the remaining course. For some study-abroad test preparation courses, the Group also offers refunds for any remaining classes to students who withdraw from the course. The study-abroad test preparation services are accounted for as a single performance obligation.

•	Study-abroad consulting services
The Group offers study abroad consulting services to provide quality advisory guidance for students who intend to study abroad. The Group charges each student an up-front
prepaid fee based on the scope of consulting services requested by the student. Portion of the prepaid service fees are refundable if the student does not successfully gain admission, which are accounted for as variable consideration under Topic 606. The study-abroad consulting services are accounted for as a single performance obligation. The Group estimates the variable consideration to be earned and recognizes revenue over the service period.
Remaining performance obligation represents the transaction price under the contracts of study-abroad consulting services for which services have not been fully performed. As of December 31, 2020, the aggregate amount of the transaction price allocated for the remaining performance obligations was

RMB
125,605
. The Group expects to recognize revenue RMB
100,500
and RMB
19,677
on the remaining performance obligations over the next
12
and
24
months, respectively, with the remainder of RMB5,428 to be recognized thereafter.
The contract liability consists of deferred revenue and refund liability.
Arrangements with multiple performance obligations
The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers.
Practical expedients and exemptions
The Group incurs sales commissions primarily for
K-12
tutoring services and study-abroad test preparation services which are expensed when incurred because the amortization period would have been one year or less.
These costs are recorded within selling expenses.
The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.
Deferred revenue
Deferred revenue primarily consists of tuition fees and consulting service fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Value added taxes
Value added taxes
The
 Group’s certain subsidiaries and schools are subject to VAT at the rate of 3%, as small scale VAT payer, and the remaining subsidiaries and schools are subject to VAT at the rate of 6%, as general VAT payer. The net VAT balance between input VAT and output VAT is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.
Since May 2016, in accordance with Cai Shui [2016] No. 68, the nonacademic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s nonacademic educational programs and services in short-term training schools which were previously subject to business tax are now subject to VAT.
Since January 2020, in accordance with Cai Shui [2020] No.8, due to the COVID-19 pandemic, the VAT on certain services was temporarily exempted for the calendar year 2020. For the year ended December 31, 2020, VAT exemption of RMB86,212 was recognized as other income in the Group’s consolidated statements of operations.

Leases
Leases
The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU
2018-11,
without adjusting the comparative periods presented. The Gr
o
up leases offices and schools in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets
on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets
based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to ten years. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Income taxes
Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not
that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not
to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation
Share-based compensation
The Group measures the cost of employee share options based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.
Net loss per share
Net loss per share
Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common share equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options under the Company’s share incentive plan which are included under the treasury share method when dilutive, (ii) common shares to be issued under the assumed conversion of the Company’s outstanding convertible notes, which are included under the if-converted
method when dilutive, and (iii) convertible redeemable participating preferred shares, which are included under the if-converted
method when dilutive.
The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Group uses the
two-class
method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.
The computation of diluted net loss per share for the years ended December 31, 2018, 2019 and 2020 does not include common share equivalents, since such inclusion would be anti-dilutive.

Contingency
Contingency
The Group is subject to lawsuits, investigations and other claims related to the operation of its schools. The Group is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.
Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence
of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties
Significant risks and uncertainties
Foreign currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB281,450 and RMB73,805 as of December 31, 2019 and 2020, respectively.
Concentration of credit risk
Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and prepayment and other current assets. As of December 31, 2019 and 2020, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC.

Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes by removing the following exceptions:1) exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or a gain from other items; 2) exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; 3) exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and 4) exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. The amendments also simplify the accounting for income taxes by doing: 1) requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax; 2) requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction; 3) specifying that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements. However, an entity may elect to do so (on an entity-by-entity basis) for a legal entity that is both not subject to tax and disregarded by the taxing authority; 4) requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date; and 5) making minor codification improvements for income taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for using the equity method. For public business entities, the amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Group is currently assessing the impact of adopting this ASU, but based on a preliminary assessment, does not expect the adoption of this ASU to have a material impact on its consolidated financial statements.
In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Group's fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Group is currently in the process of evaluating the impact of adopting ASU 2020-06 on its consolidated financial statements and related disclosure.

Newly adopted accounting pronouncements
Newly adopted accounting pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this ASU through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group adopted Topic 326 on January 1, 2020 using the modified retrospective approach and the adoption did not have a material impact on the Group’s consolidated financial statements.
In January 2017, FASB issued ASU 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group adopted this ASU on January 1, 2020 and the adoption had no impact on the Group’s consolidated financial statements.
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Group adopted Topic 810 on January 1, 2020 the adoption had no impact on the Group’s consolidated financial statements.